UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 94.92%
	Consumer Discretionary - 11.86%
	Auto Components - 1.70%
214,148	BorgWarner, Inc.	$11,767,433

	Distributors - 0.98%
240,900	LKQ Corp. (a)	6,774,108

	Internet & Catalog Retail - 1.39%
113,000	Expedia, Inc.	9,645,680

	Internet Software & Services - 1.25%
483,974	Pandora Media Inc. (a)	8,629,256

	Media - 1.89%
407,127	Lions Gate Entertainment Corp. (b)	13,036,207

	Specialty Retail - 2.81%
148,244	Vitamin Shoppe, Inc. (a)	7,201,693
162,000	Williams-Sonoma, Inc.	12,260,160
		19,461,853
	Textiles, Apparel & Luxury Goods - 1.84%
227,500	lululemon athletica Inc. (a)	12,692,225
	Total Consumer Discretionary (Cost $65,222,838)	82,006,762

	Consumer Staples - 3.97%
	Food & Staples Retailing - 3.97%
121,400	CVS Health Corp.	11,692,034
313,000	Whole Foods Market, Inc.	15,781,460
	Total Consumer Staples (Cost $23,357,662)	27,473,494

	Energy - 4.02%
	Energy Equipment & Services - 4.02%
205,300	Baker Hughes, Inc.	11,511,171
227,585	CARBO Ceramics, Inc.	9,114,779
347,978	Forum Energy Technologies Inc. (a)	7,213,584
	Total Energy (Cost $33,084,813)	27,839,534

	Financials - 3.14%
	Capital Markets - 1.45%
48,900	Financial Engines Inc.	1,787,295
524,300	WisdomTree Investments, Inc.	8,218,402
		10,005,697

	Diversified Financial Services - 1.69%
53,300	Intercontinental Exchange Group, Inc.	11,688,157
	Total Financials (Cost $16,335,931)	21,693,854

	Health Care - 23.35%
	Biotechnology - 4.52%
38,784	Alnylam Pharmaceuticals Inc. (a)	3,762,048
130,700	BioMarin Pharmaceutical Inc. (a)	11,815,280
199,005	Cepheid, Inc. (a)	10,774,131
78,897	KYTHERA Biopharmaceuticals, Inc. (a)	2,736,148
149,400	Sarepta Therapeutics, Inc. (a)	2,161,818
		31,249,425
	Health Care Equipment & Supplies - 6.51%
1,428,400	Accuray Inc. (a)	10,784,420
240,657	Align Technology, Inc. (a)	13,455,133
93,263	Baxter International Inc.	6,835,245
191,485	Inogen Inc. (a)	6,006,884
123,250	Nevro Corp. (a)	4,766,078
235,982	Oxford Immunotec Global PLC (a)(b)	3,214,075
		45,061,835
	Health Care Technology - 1.97%
93,350	athenahealth Inc. (a)	13,601,095

	Life Sciences Tools & Services - 2.81%
218,200	Agilent Technologies, Inc.	8,933,108
165,500	Charles River Laboratories International, Inc. (a)	10,532,420
		19,465,528
	Pharmaceuticals - 7.54%
229,600	Akorn, Inc. (a)	8,311,520
62,924	Allergan, Inc.	13,377,013
380,600	Hospira, Inc. (a)	23,311,750
225,800	Impax Laboratories, Inc. (a)	7,153,344
		52,153,627
	Total Health Care (Cost $95,619,291)	161,531,510

	Industrials - 16.67%
	Aerospace & Defense - 1.36%
226,100	Hexcel Corp. (a)	9,380,889

	Commercial Services & Supplies - 2.48%
253,500	Healthcare Servics Group, Inc.	7,840,755
70,805	Stericycle, Inc. (a)	9,281,119
		17,121,874
	Construction & Engineering - 1.18%
288,600	Quanta Services, Inc. (a)	8,193,354

	Electrical Equipment - 4.30%
72,400	Acuity Brands, Inc.	10,141,068
225,700	AMETEK, Inc.	11,878,591
49,500	Roper Industries, Inc.	7,739,325
		29,758,984

	Machinery - 4.50%
251,759	Chart Industries, Inc. (a)	8,610,158
132,000	Pall Corp.	13,359,720
71,100	Parker Hannifin Corp.	9,168,345
		31,138,223
	Professional Services - 2.85%
196,800	Nielsen N.V.	8,802,864
170,358	Verisk Analytics, Inc - Class A (a)	10,911,430
		19,714,294
	Total Industrials (Cost $97,897,139)	115,307,618

	Information Technology - 25.12%
	Communications Equipment - 3.31%
281,545	ADTRAN, Inc.	6,137,681
327,400	Juniper Networks, Inc.	7,307,568
127,200	QUALCOMM, Inc.	9,454,776
		22,900,025
	Electronic Equipment, Instruments & Components - 1.09%
39,004	FARO Technologies, Inc. (a)	2,444,771
164,005	National Instruments Corp.	5,098,915
		7,543,686
	Internet Software & Services - 6.16%
67,413	Akamai Technologies, Inc. (a)	4,244,322
53,134	Equinix, Inc.	12,047,072
178,475	Facebook Inc. - Class A (a)	13,924,619
23,200	Google Inc. - Class A (a)	12,311,312
1,515	LendingClub Corp. (a)	38,330
		42,565,655
	IT Services - 1.71%
271,045	Teradata Corp. (a)	11,839,246

	Semiconductors & Semiconductor Equipment - 1.85%
166,200	Broadcom Corp. - Class A	7,201,446
203,935	Semtech Corp. (a)	5,622,488
		12,823,934
	Software - 5.69%
189,000	ACI Worldwide, Inc. (a)	3,812,130
15,900	ANSYS, Inc. (a)	1,303,800
298,135	BroadSoft Inc. (a)	8,651,878
104,091	Citrix Systems, Inc. (a)	6,641,006
292,700	Fortinet Inc. (a)	8,974,182
144,100	Red Hat, Inc. (a)	9,963,074
		39,346,070
	Technology Hardware, Storage & Peripherals - 5.31%
198,800	Apple Inc.	21,943,544
496,000	EMC Corp.	14,751,040
		36,694,584
	Total Information Technology (Cost $115,795,431)	173,713,200

	Materials - 6.79%
	Chemicals - 6.79%
89,435	Airgas, Inc.	10,301,123
101,400	Ecolab Inc.	10,598,328
99,963	FMC Corp.	5,700,890
92,200	International Flavors & Fragrances Inc.	9,345,392
92,000	Monsanto Co.	10,991,240
	Total Materials (Cost $37,625,354)	46,936,973

	TOTAL COMMON STOCKS (Cost $484,938,459)	656,502,945

	SHORT TERM INVESTMENT - 4.67%
	Investment Company - 4.67%
32,311,735	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	32,311,735
	Total Investment Company	32,311,735

	TOTAL SHORT TERM INVESTMENT (Cost $32,311,735)	32,311,735

	Total Investments (Cost ($517,250,194) - 99.59%	688,814,680
	Other Assets in Excess of Liabilities - 0.41%	2,805,171
	TOTAL NET ASSETS - 100.00%	$691,619,851

PLC	Public Limited Companyy
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $25,053,145 (3.62% of net assets) at December 31, 2014.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$517,250,194
	Gross unrealized appreciation	184,534,592
	Gross unrealized depreciation	(12,970,106)
	Net unrealized appreciation	$171,564,486

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 87.18%
	Consumer Discretionary - 11.18%
	Automobiles - 1.89%
21,100	General Motors Co.	$736,601

	Hotels, Restaurants & Leisure - 4.18%
8,550	Carnival Corp. (b)	387,572
6,100	Cedar Fair, L.P.	291,763
2,550	Las Vegas Sands Corp.	148,308
5,300	Marriott International, Inc. - Class A	413,559
4,200	McDonald's Corp.	393,540
		1,634,742
	Media - 3.14%
6,750	Comcast Corp. - Class A	391,567
11,700	Twenty-First Centy Fox, Inc.	449,339
4,100	The Walt Disney Co.	386,179
		1,227,085
	Multiline Retail - 1.01%
6,000	Macy's, Inc.	394,500

	Specialty Retail - 0.96%
6,700	Foot Locker, Inc.	376,406
	Total Consumer Discretionary (Cost $3,950,275)	4,369,334

	Consumer Staples - 8.71%
	Beverages - 1.04%
9,650	The Coca Cola Co.	407,423

	Food Products - 5.23%
6,900	General Mills, Inc.	367,977
6,750	Kraft Foods Group, Inc. - Class A	422,955
5,850	Mccormick & Co, Inc.	434,655
13,450	Pinnacle Foods Inc.	474,785
8,800	Unilever N.V. NY Shares - ADR (b)	343,552
		2,043,924
	Household Products - 2.44%
3,650	The Clorox Co.	380,367
6,300	The Procter & Gamble Co.	573,867
		954,234
	Total Consumer Staples (Cost $2,865,974)	3,405,581

	Energy - 10.37%
	Energy Equipment & Services - 1.14%
4,600	CARBO Ceramics Inc.	184,230
17,950	Transocean Partners LLC. (b)	262,429
		446,659
	Oil, Gas & Consumable Fuels - 9.23%
3,375	Chevron Corp.	378,607
15,000	Dominion Midstream Partners, LP (a)	588,000
4,675	EQT Midstream Partners LP	411,400
7,650	Exxon Mobil Corp.	707,243
3,750	HollyFrontier Corp.	140,550
25,000	Rice Midstream Partners LP (a)	418,750
17,500	Shell Midstream Partners LP (a)	717,150
4,050	Western Gas Equity Partners LP	243,932
		3,605,632
	Total Energy (Cost $3,393,811)	4,052,291

	Financials - 12.81%
	Capital Markets - 0.82%
900	BlackRock, Inc.	321,804

	Commercial Banks - 2.39%
8,850	BB&T Corp.	344,176
10,750	Wells Fargo & Co.	589,315
		933,491
	Consumer Finance - 1.38%
6,550	Capital One Financial Corp.	540,703

	Diversified Financial Services - 7.16%
4,200	American Express Co.	390,768
26,000	Bank of America Corp.	465,140
4,200	Berkshire Hathaway Inc. (a)	630,630
4,650	CME Group Inc.	412,222
8,550	JPMorgan Chase & Co.	535,059
4,100	McGraw Hill Financial, Inc.	364,818
		2,798,637
	Insurance - 1.06%
8,750	Arthur J. Gallagher & Co.	411,950
	Total Financials (Cost $4,412,656)	5,006,585

	Health Care - 11.36%
	Biotechnology - 2.03%
2,850	Amgen Inc.	453,976
3,600	Gilead Sciences, Inc. (a)	339,336
		793,312
	Health Care Providers & Services - 1.05%
5,100	Cardinal Health, Inc.	411,723

	Pharmaceuticals - 8.28%
7,450	AbbVie Inc.	487,528
6,500	Johnson & Johnson	679,705
8,300	Merck & Co., Inc.	471,357
4,650	Novartis AG - ADR (b)	430,869
9,000	Novo Nordisk A/S - ADR (b)	380,880
14,400	Pfizer Inc.	448,560
7,400	Sanofi - ADR (b)	337,514
		3,236,413
	Total Health Care (Cost $3,948,342)	4,441,448

	Industrials - 10.46%
	Aerospace & Defense - 2.66%
2,600	The Boeing Co.	337,948
18,450	Exelis Inc.	323,428
3,300	United Technologies Corp.	379,500
		1,040,876
	Airlines - 1.43%
6,350	Delta Air Lines, Inc.	312,356
5,850	Southwest Airlines Co.	247,572
		559,928
	Commercial Services & Supplies - 2.45%
6,200	KAR Auction Services Inc.	214,830
13,850	Pitney Bowes Inc.	337,525
7,850	Waste Management, Inc.	402,862
		955,217
	Industrial Conglomerates - 1.47%
22,750	General Electric Co.	574,892

	Professional Services - 1.09%
7,300	Robert Half International, Inc.	426,174

	Road & Rail - 1.36%
4,850	Norfolk Southern Corp.	531,609
	Total Industrials (Cost $3,319,277)	4,088,696

	Information Technology - 16.97%
	Communications Equipment - 2.10%
14,800	Cisco Systems, Inc.	411,662
5,500	QUALCOMM, Inc.	408,815
		820,477
	IT Services - 2.16%
8,650	Paychex, Inc.	399,370
1,700	Visa Inc. - Class A	445,740
		845,110
	Semiconductors & Semiconductor Equipment - 3.83%
8,000	Broadcom Corp. - Class A	346,640
20,300	Intel Corp.	736,687
7,750	Texas Instruments Inc.	414,354
		1,497,681

	Software - 4.04%
15,700	Activision Blizzard, Inc.	316,355
18,750	Microsoft Corp.	870,937
8,700	Oracle Corp.	391,239
		1,578,531
	Technology Hardware, Storage & Peripherals - 4.84%
13,620	Apple Inc.	1,503,376
13,000	EMC Corp.	386,620
		1,889,996
	Total Information Technology (Cost $5,334,673)	6,631,795

	Materials - 0.82%
	Metals & Mining - 0.82%
11,775	SunCoke Energy Partners LP.	319,456
	Total Materials (Cost $265,330)	319,456

	Telecommunication Services - 2.14%
	Diversified Telecommunications - 2.14%
11,750	AT&T Inc.	394,682
9,400	Verizon Communications Inc.	439,732
	Total Telecommunication Services (Cost $849,312)	834,414

	Utilities - 2.36%
	Electric Utilities - 1.62%
9,800	ITC Holdings Corp.	396,214
5,050	NRG Yield, Inc.	238,057
		634,271
	Independent Power and Renewable Electricity Producers - 0.74%
10,615	Abengoa Yield plc (b)	290,002
	Total Utilities (Cost $757,054)	924,273

	TOTAL COMMON STOCKS (Cost $29,096,704)	34,073,873

	SHORT TERM INVESTMENTS - 11.81%
	Investment Companies - 11.81%
3,850,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.077% (c)	3,850,000
765,560	The STIT-Treasury Portfolio - 0.02%, 0.051% (c)	765,560
	Total Investment Companies	4,615,560

	TOTAL SHORT TERM INVESTMENTS (Cost $4,615,560)	4,615,560

	Total Investments (Cost ($33,712,264) - 98.99%	38,689,433
	Other Assets in Excess of Liabilities - 1.01%	396,712
	TOTAL NET ASSETS - 100.00%	$39,086,145

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $2,432,617 (6.22% of net assets) at December 31, 2014.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$33,712,264
Gross unrealized appreciation	5,303,622
Gross unrealized depreciation	(326,453)
Net unrealized appreciation	$4,977,169

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Emerging Opportunities Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 99.02%
	Consumer Discretionary - 10.58%
	Hotels, Restaurants & Leisure - 2.77%
67,000	Fiesta Restaurant Group, Inc. (a)	$4,073,600
261,500	Potbelly Corp. (a)	3,365,505
		7,439,105
	Household Durables - 0.72%
56,000	iRobot Corp. (a)	1,944,320

	Leisure Equipment & Products - 1.35%
412,700	Black Diamond, Inc. (a)	3,611,125

	Media - 0.54%
20,000	Rentrak Corp. (a)	1,456,400

	Specialty Retail - 2.08%
628,101	The Tile Shop Holdings, Inc. (a)	5,577,537

	Textiles, Apparel & Luxury Goods - 3.12%
80,700	Oxford Industries, Inc.	4,455,447
149,385	Vince Holding Corp. (a)	3,904,924
		8,360,371
	Total Consumer Discretionary (Cost $30,414,803)	28,388,858

	Consumer Staples - 3.53%
	Food & Staples Retailing - 0.75%
87,641	Chefs' Warehouse Inc. (a)	2,019,249

	Food Products - 2.78%
672,975	Boulder Brands Inc. (a)	7,443,103
	Total Consumer Staples (Cost $10,236,802)	9,462,352

	Energy - 1.03%
	Energy Equipment & Services - 1.03%
120,350	Natural Gas Services Group Inc. (a)	2,772,864
	Total Energy (Cost $3,768,440)	2,772,864

	Health Care - 17.16%
	Health Care Equipment & Supplies - 9.81%
91,500	Abaxis, Inc.	5,199,945
823,800	Accuray Inc. (a)	6,219,690
118,600	ICU Medical, Inc. (a)	9,713,340
104,675	Neogen Corp. (a)	5,190,833
		26,323,808

	Health Care Providers & Services - 1.21%
231,761	National Research Corp. (a)(d)	3,242,337

	Health Care Technology - 3.82%
309,103	Omnicell, Inc. (a)	10,237,491

	Pharmaceuticals - 2.32%
207,400	Aratana Therapeutics, Inc. (a)	3,695,868
137,000	Intersect ENT, Inc. (a)	2,541,350
		6,237,218
	Total Health Care (Cost $30,923,713)	46,040,854

	Industrials - 17.22%
	Building Products - 3.22%
203,900	Apogee Enterprises, Inc.	8,639,243

	Construction & Engineering - 2.08%
204,100	MYR Group Inc. (a)	5,592,340

	Electical Equipment - 1.97%
218,900	Thermon Group Holdings Inc. (a)	5,295,191

	Electrical Equipment - 1.82%
94,373	Power Solutions International, Inc. (a)	4,870,590

	Machinery - 2.83%
72,700	Proto Labs, Inc. (a)	4,882,532
335,300	voxeljet AG - ADR (a)(b)(f)	2,722,636
		7,605,168
	Professional Services - 5.30%
66,200	Exponent, Inc.	5,461,500
135,500	WageWorks, Inc. (a)	8,749,235
		14,210,735
	Total Industrials (Cost $35,253,056)	46,213,267

	Information Technology - 42.23%
	Communications Equipment - 2.17%
485,000	Ruckus Wireless Inc. (a)	5,829,700

	Electronic Equipment, Instruments & Components - 2.23%
95,514	FARO Technologies, Inc. (a)	5,986,818

	Internet Software & Services - 21.35%
260,600	Amber Road Inc. (a)	2,663,332
86,000	Benefitfocus, Inc. (a)	2,824,240
168,400	comScore Inc. (a)	7,818,812
171,600	Cornerstone OnDemand, Inc. (a)	6,040,320
105,005	Envestnet, Inc. (a)	5,159,946
894,200	Internap Network Services Corp. (a)	7,117,832
199,500	LogMeIn, Inc. (a)	9,843,330
180,650	SPS Commerce Inc. (a)	10,230,209
1,548,200	Zix Corp. (a)	5,573,520
		57,271,541
	Semiconductors & Semiconductor Equipment - 4.93%
84,704	NVE Corp. (a)	5,996,196
486,350	PDF Solutions, Inc. (a)	7,227,161
		13,223,357
	Software - 11.55%
238,060	Exa Corp. (a)(d)	2,804,347
159,900	Imperva Inc. (a)	7,903,857
400,000	Materialise NV - ADR (a)(b)	3,808,000
199,528	Proofpoint, Inc. (a)	9,623,235
248,733	PROS Holdings, Inc. (a)	6,835,183
		30,974,622
	Total Information Technology (Cost $89,584,767)	113,286,038

	Materials - 3.45%
	Metals & Mining - 3.45%
584,760	Horsehead Holding Corp. (a)	9,256,751
	Total Materials (Cost $6,936,343)	9,256,751

	Telecommunication Services - 3.82%
	Diversified Telecommunication Services - 3.82%
1,117,799	8x8, Inc. (a)	10,239,039
	Total Telecommunication Services (Cost $10,060,021)	10,239,039

	TOTAL COMMON STOCKS (Cost $217,177,945)	265,660,023

	SHORT TERM INVESTMENT - 0.83%
	Investment Company - 0.83%
2,216,383	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	2,216,383
	Total Investment Company	2,216,383

	TOTAL SHORT TERM INVESTMENT (Cost $2,216,383)	2,216,383

	Total Investments (Cost ($219,394,328) - 99.85%	267,876,406
	Other Assets in Excess of Liabilities - 0.15%	389,303
	TOTAL NET ASSETS - 100.00%	$268,265,709

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $6,530,636 (2.43% of net assets) at December 31, 2014.
(c)	7-day yield
(d)	Portion of this seecurity deemed illiquid. The total value of this portion amounted to $3,272,842 (1.22% of net assets) at December 31, 2014.
(f)	Affliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $2,722,636 (1.01% of net assets) at December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$219,394,328
	Gross unrealized appreciation	61,949,492
	Gross unrealized depreciation	(13,467,414)
	Net unrealized appreciation	$48,482,078

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 60.86%
	Consumer Discretionary - 4.31%
	Automobiles - 0.73%
700,000	Ford Motor Co.	$10,850,000

	Hotels, Restaurants & Leisure - 1.90%
300,100	McDonald's Corp.	28,119,370

	Media - 1.68%
780,000	Lions Gate Entertainment Corp.	24,975,600
	Total Consumer Discretionary (Cost $62,541,061)	63,944,970

	Consumer Staples - 11.77%
	Beverages - 2.88%
420,000	The Coca Cola Co.	17,732,400
40,000	Diageo PLC - ADR (e)	4,563,600
100,000	Dr. Pepper Snapple Group, Inc.	7,168,000
140,000	PepsiCo, Inc.	13,238,400
		42,702,400
	Food & Staples Retailing - 0.94%
50,000	Costco Wholesale Corp.	7,087,500
125,000	Sysco Corp.	4,961,250
21,000	Wal-Mart Stores, Inc.	1,803,480
		13,852,230
	Food Products - 3.75%
100,000	Campbell Soup Co.	4,400,000
185,000	ConAgra Foods, Inc.	6,711,800
350,000	General Mills, Inc.	18,665,500
85,000	Kellogg Co.	5,562,400
200,000	Kraft Foods Group, Inc. - Class A	12,532,000
115,000	Mondelez International Inc. - Class A	4,177,375
90,000	Unilever PLC - ADR (e)	3,643,200
		55,692,275
	Household Products - 4.20%
160,000	The Clorox Co.	16,673,600
30,000	Colgate-Palmolive Co.	2,075,700
152,800	Kimberly-Clark Corp.	17,654,512
285,000	The Procter & Gamble Co.	25,960,650
		62,364,462
	Total Consumer Staples (Cost $129,062,284)	174,611,367

	Energy - 16.14%
	Energy Equipment & Services - 2.18%
210,000	Baker Hughes, Inc.	11,774,700
45,000	CARBO Ceramics, Inc.	1,802,250
1,500	Core Laboratories N.V. (e)	180,510
80,000	Helmerich & Payne, Inc.	5,393,600
120,000	Schlumberger Ltd. (e)	10,249,200
41,000	Tidewater Inc.	1,328,810
86,000	Transocean Ltd. (e)	1,576,380
		32,305,450
	Oil, Gas & Consumable Fuels - 13.96%
400,000	BP PLC - ADR (e)	15,248,000
170,000	Chevron Corp.	19,070,600
370,000	ConocoPhillips	25,552,200
140,000	Delek Logistics Partners LP	4,965,800
181,250	EQT Midstream Partners LP.	15,950,000
250,000	Exxon Mobil Corp.	23,112,500
100,000	Hess Corp.	7,382,000
430,000	HollyFrontier Corp. (b)	16,116,400
460,000	Kinder Morgan Inc.	19,462,600
215,000	Marathon Oil Corp.	6,082,350
50,000	Marathon Petroleum Corp.	4,513,000
199,700	Midcoast Energy Partners LP	2,731,896
50,000	Phillips 66	3,585,000
300,000	Royal Dutch Shell PLC. - ADR (e)	20,085,000
200,000	Suncor Energy, Inc. (e)	6,356,000
342,100	Sunoco LP	17,026,317
		207,239,663
	Total Energy (Cost $198,518,648)	239,545,113

	Financials - 2.76%
	Commercial Banks - 1.13%
430,400	BB&T Corp.	16,738,256

	Insurance - 1.63%
200,000	The Allstate Corp.	14,050,000
50,000	Arthur J. Gallagher & Co.	2,354,000
65,000	The Chubb Corp.	6,725,550
20,000	Cincinnati Financial Corp.	1,036,600
		24,166,150
	Total Financials (Cost $29,649,310)	40,904,406

	Health Care - 6.72%
	Health Care Equipment & Supplies - 1.98%
95,000	Abbott Laboratories	4,276,900
330,000	Baxter International, Inc.	24,185,700
19,100	Halyard Health Inc. (a)	868,477
		29,331,077

	Pharmaceuticals - 4.74%
80,000	Eli Lilly & Co.	5,519,200
500,000	GlaxoSmithKline PLC - ADR (e)	21,370,000
200,000	Johnson & Johnson	20,914,000
200,000	Merck & Co., Inc.	11,358,000
250,000	Pfizer Inc.	7,787,500
60,000	Teva Pharmaceutical Industries Ltd. - ADR (e)	3,450,600
		70,399,300
	Total Health Care (Cost $79,118,271)	99,730,377

	Industrials - 5.82%
	Aerospace & Defense - 0.92%
105,000	The Boeing Co.	13,647,900

	Commercial Services & Supplies - 2.73%
978,000	Pitney Bowes Inc.	23,833,860
90,000	Republic Services, Inc.	3,622,500
255,000	Waste Management, Inc.	13,086,600
		40,542,960
	Industrial Conglomerates - 1.83%
1,075,000	General Electric Co.	27,165,250

	Machinery - 0.10%
10,000	Cummins Inc.	1,441,700

	Road & Rail - 0.24%
100,000	CSX Corp.	3,623,000
	Total Industrials (Cost $60,905,814)	86,420,810

	Information Technology - 6.15%
	Communications Equipment - 0.94%
500,000	Cisco Systems, Inc.	13,907,500

	IT Services - 1.35%
125,000	International Business Machines Corp. (IBM)	20,055,000

	Semiconductors & Semiconductor Equipment - 1.81%
740,000	Intel Corp.	26,854,600

	Software - 2.05%
655,000	Microsoft Corp.	30,424,750
	Total Information Technology (Cost $68,952,838)	91,241,850

	Materials - 2.92%
	Chemicals - 1.90%
340,000	The Dow Chemical Co.	15,507,400
125,000	E.I. du Pont de Nemours and Co.	9,242,500
46,000	Eastman Chemical Co. (b)	3,489,560
		28,239,460

	Metals & Mining - 1.02%
150,000	Barrick Gold Corp. (e)	1,612,500
65,000	BHP Billiton Ltd. - ADR (e)	3,075,800
50,000	Freeport-McMoRan Inc.	1,168,000
370,000	Newmont Mining Corp.	6,993,000
50,000	Rio Tinto PLC - ADR (e)	2,303,000
		15,152,300
	Total Materials (Cost $40,759,382)	43,391,760

	Telecommunication Services - 3.22%
	Diversified Telecommunications - 3.22%
825,000	AT&T Inc.	27,711,750
430,000	Verizon Communications Inc.	20,115,400
	Total Telecommunication Services (Cost $49,528,157)	47,827,150

	Utilities - 1.05%
	Gas Utilities - 0.54%
315,000	Questar Corp.	7,963,200

	Independent Power and Renewable Electricity Producers - 0.39%
212,835	Abengoa Yield plc (e)	5,814,652

	Multi-Utilities - 0.12%
50,000	OGE Energy Corp.	1,774,000
	Total Utilities (Cost $13,881,470)	15,551,852

	TOTAL COMMON STOCKS (Cost $732,917,235)	903,169,655

	REITS - 1.43%
	Financials - 1.43%
	Real Estate Investment Trusts (REITs) - 1.43%
185,000	Digital Realty Trust, Inc.	12,265,500
30,000	Plum Creek Timber Co, Inc.	1,283,700
215,000	Weyerhaeuser Co.	7,716,350
	Total Financials (Cost $18,726,347)	21,265,550

	TOTAL REITS (Cost $18,726,347)	21,265,550

	CONVERTIBLE BONDS - 5.97%
	Consumer Discretionary - 3.00%
	Media - 3.00%
	Lions Gate Entertainment Inc.: (c)(e)
2,000,000	4.000%, 01/11/2017	6,122,500
30,000,000	1.250%, 04/15/2018	38,437,500
	Total Consumer Discretionary (Cost $32,000,000)	44,560,000

	Health Care - 0.49%
	Health Care Equipment & Supplies - 0.16%
	Alere, Inc.
2,250,000	3.000%, 05/15/2016	2,351,250

	Health Care Providers & Services - 0.33%
	Omnicare Inc.
4,500,000	3.250%, 12/15/2035	4,860,000
	Total Health Care (Cost $6,783,537)	7,211,250

	Industrials - 0.64%
	Air Freight & Logistics - 0.64%
	UTi Worldwide, Inc. (e)
8,500,000	4.500%, 03/01/2019 (Aquired Various Dates, Cost $8,817,245) (d)(f)	9,429,687
	Total Industrials (Cost $8,817,245)	9,429,687

	Information Technology - 1.68%
	Internet Software & Services - 0.31%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,660,938

	Software - 1.37%
	BroadSoft, Inc.
5,500,000	1.500%, 07/01/2018	5,788,750
	Nuance Communications, Inc.
7,500,000	2.750%, 11/01/2031	7,514,062
	Rovi Corp.
7,000,000	2.625%, 02/15/2040	7,035,000
		20,337,812
	Total Information Technology (Cost $24,127,799)	24,998,750

	Materials - 0.16%
	Metals & Mining - 0.16%
	Molycorp Inc.
7,500,000	6.000%, 09/01/2017	2,325,000
	Total Materials (Cost $7,500,000)	2,325,000

	TOTAL CONVERTIBLE BONDS (Cost $79,228,581)	88,524,687

	CORPORATE BONDS - 15.59%
	Consumer Discretionary - 3.31%
	Hotels, Restaurants & Leisure - 0.14%
	Marina District Finance Co., Inc.
2,000,000	9.875%, 08/15/2018	2,102,500

	Leisure Equipment & Products - 0.16%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,398,000

	Media - 2.81%
	Lions Gate Entertainment Corp. (c)(e)
30,000,000	5.250%, 08/01/2018	30,900,000
	Live Nation Entertainment Inc.
1,500,000	7.000%, 09/01/2020 (Aquired 08/15/2012 Cost $1,509,375) (d)(f)	1,590,000
	Sirius XM Radio, Inc.:
2,000,000	4.250%, 05/15/2020 (Aquired 09/19/2013 Cost $1,891,298) (d)(f)	1,975,000
7,000,000	5.875%, 10/01/2020 (Aquired Various Dates, Cost $7,050,000) (d)(f)	7,227,500
		41,692,500
	Specialty Retail - 0.20%
	Rent-A-Center Inc.
3,000,000	6.625%, 11/15/2020	2,895,000
	Total Consumer Discretionary (Cost $47,666,706)	49,088,000

	Consumer Staples - 0.55%
	Food & Staples Retailing - 0.55%
	Spectrum Brands Holdings, Inc.
800,000	6.750%, 03/15/2020	838,000
	The Pantry, Inc.
6,650,000	8.375%, 08/01/2020	7,315,000
	Total Consumer Staples (Cost $7,626,131)	8,153,000

	Energy - 2.65%
	Oil, Gas & Consumable Fuels - 2.65%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	5,460,000
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,235,000
	Gulfport Energy Corp.
15,200,000	7.750%, 11/01/2020	14,934,000
	Kodiak Oil & Gas Corp. (e)
4,500,000	8.125%, 12/01/2019	4,601,250
	Swift Energy Co.
9,000,000	7.125%, 06/01/2017	5,355,000
	United Refining Co.
6,492,000	10.500%, 02/28/2018	6,719,220
	Total Energy (Cost $50,224,172)	39,304,470

	Health Care - 3.94%
	Health Care Equipment & Services - 0.26%
	Mallinckrodt International Finance S.A. (e)
4,000,000	3.500%, 04/15/2018	3,885,000

	Health Care Providers & Services - 1.30%
	Acadia Healthcare Co., Inc.
1,948,000	12.875%, 11/01/2018	2,201,240
	CHS / Community Health Systems, Inc.
3,000,000	6.875%, 02/01/2022 (Aquired 01/16/2014 Cost $3,095,000) (d)	3,193,125
	ExamWorks Group, Inc.
13,000,000	9.000%, 07/15/2019	13,910,000
		19,304,365

Health Care Technology - 0.35%
Medassets, Inc.
5,000,000	8.000%, 11/15/2018	5,225,000

	Pharmaceuticals - 2.03%
	Endo International PLC
4,900,000	7.000%, 07/15/2019 (Aquired Various Dates, Cost $5,101,028) (d)(f)	5,132,750
	Salix Pharmaceuticals, Ltd.
10,800,000	6.000%, 01/15/2021 (Aquired Various Dates, Cost $10,675,296) (d)(f)	11,043,000
	Valeant Pharmaceuticals International, Inc.:
4,050,000	6.750%, 08/15/2018 (Aquired Various Dates, Cost $4,152,750) (d)(e)(f)	4,318,394
2,113,000	6.875%, 12/01/2018 (Aquired Various Dates, Cost $2,177,515) (d)(f)	2,187,483
7,000,000	6.375%, 10/15/2020 (Aquired Various Dates, Cost $7,247,133) (d)(f)	7,341,250
		30,022,877
	Total Health Care (Cost $56,711,871)	58,437,242

	Industrials - 1.08%
	Aerospace & Defense - 0.20%
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	2,947,500

	Commercial Services & Supplies - 0.29%
	R.R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,400,000

	Construction & Engineering - 0.39%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,798,000

	Road & Rail - 0.20%
	Quality Distribution LLC / QD Capital Corp.
2,800,000	9.875%, 11/01/2018	2,933,000
	Total Industrials (Cost $15,427,739)	16,078,500

	Information Technology - 3.07%
	Cable & Satellite TV - 0.54%
	CCO Holdings LLC / CCO Holdings Capital Corp.:
2,000,000	7.000%, 01/15/2019	2,080,000
3,706,000	5.250%, 03/15/2021	3,747,693
2,000,000	6.625%, 01/31/2022	2,132,500
		7,960,193
	Internet Software & Services - 1.01%
	Bankrate Inc.
16,000,000	6.125%, 08/15/2018 (Aquired Various Dates, Cost $16,130,441) (d)(f)	14,960,000

	IT Services - 0.40%
	iGATE Corp.
6,000,000	4.750%, 04/15/2019	6,030,000

	Software - 1.12%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (Aquired 08/15/2013, Cost $3,750,000) (d)(f)	3,932,812
	Audatex North America, Inc.
6,000,000	6.000%, 06/15/2021(Aquired Various Dates, Cost $6,026,250) (d)(f)	6,210,000
	Nuance Communications, Inc.
6,400,000	5.375%, 08/15/2020 (Aquired Various Dates, Cost $7,520,943)(d)(f)	6,448,000
		16,590,812
	Total Information Technology (Cost $46,002,702)	45,541,005

	Materials - 0.62%
	Chemicals - 0.41%
	OMNOVA Solutions, Inc.
2,008,000	7.875%, 11/01/2018	2,033,100
	Tronox Finance Llc.
4,000,000	6.375%, 08/15/2020	4,030,000
		6,063,100
	Construction Materials - 0.21%
	Headwaters, Inc.
3,000,000	7.250%, 01/15/2019	3,135,000
	Total Materials (Cost $9,166,448)	9,198,100

	Telecommunication Services - 0.37%
	Diversified Telecommunications - 0.37%
	Consolidated Communications Finance Co.
2,600,000	10.875%, 06/01/2020	2,947,750
	Consolidated Communications Finance II Co.
2,500,000	6.500%, 10/01/2022 (Aquired 09/04/2014 Cost $2,500,000) (d)(f)	2,512,500
	Total Telecommunication Services (Cost $5,273,378)	5,460,250

	TOTAL CORPORATE BONDS (Cost $238,099,147)	231,260,567

	US GOVERNMENT NOTE/BOND - 1.68%
	United States Treasury Notes
25,000,000	0.500%, 11/30/2016	24,939,450

	TOTAL US GOVERNMENT NOTE/BOND (Cost $24,941,406)	24,939,450

	BANK LOANS - 1.01%
	Diversified Telecommunications - 0.07%
994,975	Consolidated Communications Finance Co. - Term Loan B	989,687
1,801,802	Hilton Worldwide - Term Loan	1,784,153
10,358,475	Salix Pharmaceuticals, Ltb. - Term Loan B	10,254,890
1,989,975	Grifols S.A. - Term Loan First Lien	1,965,926

	TOTAL BANK LOANS (Cost $15,095,287)	14,994,656

	SHORT TERM INVESTMENTS - 13.68%
	Investment Companies - 13.68%
148,000,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.077% (g)	148,000,000
55,035,351	The STIT-Treasury Portfolio - 0.02%, 0.051% (g)	55,035,351
	Total Investment Companies	203,035,351

	TOTAL SHORT TERM INVESTMENTS (Cost $203,035,351)	203,035,351

	Total Investments (Cost ($1,312,043,354) - 100.22%	1,487,189,916
	Liabilities in Excess of Other Assets - (0.22)%	(3,239,121)
	TOTAL NET ASSETS - 100.00%	$1,483,950,795

	ADR - American Depository Receipt
	PLC - Public Limited Company
(a)	Non Income Producing
(b)	Portions of these investments are segregated as collateral for open written option contracts.
(c)	Illiquid Security. The total value of these securities amounted to $75,460,000 (5.09% of net assets) at December 31, 2014.
(d)	Restricted security deemed liquid. The total value of restricted securities is $87,501,501 (5.90% of net assets) at December 31, 2014.
(e)	Foreign Issued Security. The total value of these securities amounted to $177,638,373 (11.97% of net assets) at December 31, 2014.
(f)	144A Security. The total value of restricted securities is $84,308,377 (5.68% of net assets) at December 31, 2014.
(g)	7-day yeild

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$1,312,043,354
	Premiums on options written	2,449
	Gross unrealized appreciation	214,624,616
	Gross unrealized depreciation	(39,477,300)
	Net unrealized appreciation	$175,147,316

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
December 31, 2014 (Unaudited)

Contracts		Value
	CALL OPTIONS
	Eastman Chemical Co.
2	Expiration: March 2015, Exercise Price: $82.50	$225
	Hollyfrontier Corp.
42	Expiration: June 2015, Exercise Price: $47.50	1,470
	Total Written Options (Premiums received $2,449)	$1,695

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Growth Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.61%
	Consumer Discretionary - 15.22%
	Hotels, Restaurants & Leisure - 2.92%
182,900	Dunkin' Brands Group Inc.	$7,800,685
98,900	Starwood Hotels & Resorts Worldwide, Inc.	8,017,823
		15,818,508
	Internet & Catalog Retail - 3.24%
27,400	Amazon.com, Inc. (a)	8,503,590
7,900	The Priceline Group Inc. (a)	9,007,659
		17,511,249
	Internet Software & Services - 1.00%
303,600	Pandora Media Inc. (a)	5,413,188

	Media - 3.15%
151,000	AMC Networks, Inc. (a)	9,629,270
78,940	The Walt Disney Co.	7,435,358
		17,064,628
	Textiles, Apparel & Luxury Goods - 4.91%
180,900	lululemon athletica, Inc. (a)	10,092,411
116,800	NIKE, Inc. - Class B	11,230,320
77,800	Under Armour, Inc. - Class A (a)	5,282,620
		26,605,351
	Total Consumer Discretionary (Cost $68,251,173)	82,412,924

	Consumer Staples - 8.90%
	Beverages - 1.86%
89,300	Anheuser-Busch InBev NV - ADR (b)	10,030,176

	Food & Staples Retailing - 4.27%
84,300	Costco Wholesale Corp.	11,949,525
221,700	Whole Foods Market, Inc.	11,178,114
		23,127,639
	Food Products - 1.05%
156,800	Mondelez International Inc. - Class A	5,695,760

	Household Products - 1.72%
80,600	Kimberly-Clark Corp.	9,312,524
	Total Consumer Staples (Cost $42,143,195)	48,166,099

	Energy - 5.16%
	Energy Equipment & Services - 5.16%
176,820	Baker Hughes, Inc.	9,914,297
99,964	Dril-Quip, Inc. (a)	7,670,238
121,150	Schlumberger Ltd. (b)	10,347,422
	Total Energy (Cost $26,701,931)	27,931,957

	Financials - 10.64%
	Capital Markets - 2.45%
36,300	Affiliated Managers Group, Inc. (a)	7,704,312
82,210	Northern Trust Corp.	5,540,954
		13,245,266
	Diversified Financial Services - 8.19%
137,300	CME Group Inc.	12,171,645
49,200	Intercontinental Exchange Group, Inc.	10,789,068
187,700	JPMorgan Chase & Co.	11,746,266
108,100	McGraw Hill Financial, Inc.	9,618,738
		44,325,717
	Total Financials (Cost $38,075,556)	57,570,983

	Health Care - 10.15%
	Biotechnology - 1.06%
16,901	Biogen Idec Inc. (a)	5,737,045

	Health Care Equipment & Supplies - 5.74%
238,000	Abbott Laboratories	10,714,760
195,673	Align Technology, Inc. (a)	10,940,077
128,400	Baxter International, Inc.	9,410,436
		31,065,273
	Life Sciences Tools & Services - 1.35%
124,475	Quintiles Transnational Holdings Inc. (a)	7,327,843

	Pharmaceuticals - 2.00%
50,953	Allergan, Inc.	10,832,098
	Total Health Care (Cost $29,837,762)	54,962,259

	Industrials - 19.03%
	Aerospace & Defense - 1.72%
71,800	The Boeing Co.	9,332,564

	Air Freight & Logistics - 2.10%
65,300	FedEx Corp.	11,339,998

	Building Products - 1.34%
141,400	Armstrong World Industries, Inc. (a)	7,228,368

	Commercial Services & Supplies - 3.46%
195,700	Copart, Inc. (a)	7,141,093
88,390	Stericycle, Inc. (a)	11,586,161
		18,727,254
	Electrical Equipment - 0.95%
83,400	Emerson Electric Co.	5,148,282

	Industrial Conglomerates - 4.84%
69,700	3M Co.	11,453,104
108,600	Danaher Corp.	9,308,106
215,700	General Electric Co.	5,450,739
		26,211,949

	Machinery - 2.81%
245,578	Chart Industries, Inc. (a)	8,398,768
102,300	Pentair PLC (b)	6,794,766
		15,193,534
	Professional Services - 1.81%
86,800	Towers Watson & Co. - Class A	9,823,156
	Total Industrials (Cost $79,885,769)	103,005,105

	Information Technology - 23.04%
	Communications Equipment - 2.80%
269,000	Cisco Systems, Inc.	7,482,235
103,100	QUALCOMM, Inc.	7,663,423
		15,145,658
	Internet Software & Services - 7.23%
78,100	Akamai Technologies, Inc. (a)	4,917,176
35,656	Equinix, Inc.	8,084,285
147,797	Facebook Inc. - Class A (a)	11,531,122
12,400	Google Inc. - Class A (a)	6,580,184
15,200	Google Inc. - Class C (a)	8,001,280
		39,114,047
	IT Services - 2.42%
50,000	Visa Inc. - Class A	13,110,000

	Semiconductors & Semiconductor Equipment - 1.34%
196,200	Altera Corp.	7,247,628

	Software - 1.16%
140,000	Oracle Corp.	6,295,800

	Technology Hardware, Storage & Peripherals - 8.09%
287,300	Apple Inc.	31,712,174
407,200	EMC Corp.	12,110,128
		43,822,302
	Total Information Technology (Cost $68,745,776)	124,735,435

	Materials - 4.21%
	Chemicals - 4.21%
64,200	Ecolab Inc.	6,710,184
56,400	Monsanto Co.	6,738,108
71,900	Praxair, Inc.	9,315,364
	Total Materials (Cost $15,512,318)	22,763,656

	Telecommunication Services - 1.26%
	Wireless Telecommunication Services - 1.26%
116,200	China Mobile Limited - ADR (b)	6,834,884
	Total Telecommunication Services (Cost $6,863,025)	6,834,884

	TOTAL COMMON STOCKS (Cost $376,016,505)	528,383,302

	SHORT TERM INVESTMENT - 2.61%
	Investment Company - 2.61%
14,155,789	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	14,155,789
	Total Investment Company	14,155,789

	TOTAL SHORT TERM INVESTMENT (Cost $14,155,789)	14,155,789

	Total Investments (Cost ($390,172,294) - 100.22%	542,539,091
	Liabilities in Excess of Other Assets - (0.22)%	(1,198,793)
	TOTAL NET ASSETS - 100.00%	$541,340,298

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value for thee securites amounted to $ 34,007,248 (6.28% of net assets) at December 31, 2014.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$390,172,294
	Gross unrealized appreciation	157,227,715
	Gross unrealized depreciation	(4,860,918)
	Net unrealized appreciation	$152,366,797

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 5.80%
	Consumer Staples - 0.80%
	Food Products - 0.80%
11,666	Kraft Foods Group, Inc. - Class A	$730,991
35,000	Mondelez International Inc. - Class A	1,271,375
	Total Consumer Staples (Cost $1,072,872)	2,002,366

	Financials - 2.28%
	Diversified Financial Services - 0.87%
35,000	JPMorgan Chase & Co.	2,190,300

	Real Estate Management & Development - 1.41%
69,501	FirstService Corp. (e)	3,534,821
	Total Financials (Cost $3,463,474)	5,725,121

	Health Care - 2.72%
	Health Care Equipment & Supplies - 0.86%
48,000	Abbott Laboratories	2,160,960

	Pharmaceuticals - 1.86%
41,000	AbbVie Inc.	2,683,040
19,000	Johnson & Johnson	1,986,830
		4,669,870
	Total Health Care (Cost $3,173,047)	6,830,830

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $8,421,398)	14,558,317

	CONVERTIBLE PREFERRED STOCKS - 1.36%
	Health Care - 1.36%
	Health Care Providers & Services - 1.36%
2,500	HealthSouth Corp.	3,400,625
	Total Health Care (Cost $2,563,619)	3,400,625

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,563,619)	3,400,625

	PREFERRED STOCKS - 0.99%
	Financials - 0.99%
	Capital Markets - 0.99%
40,000	AMG Capital Trust I	2,480,000
	Total Financials (Cost $2,535,000)	2,480,000

	TOTAL PREFERRED STOCKS (Cost $2,535,000)	2,480,000

	CONVERTIBLE BONDS - 15.51%
	Consumer Discretionary - 4.21%
	Diversified Consumer Services - 0.43%
	Carriage Services, Inc.
1,000,000	2.750%, 03/15/2021 (Aquired 03/13/2014 Cost $1,000,000) (c)(f)	1,086,880

	Media - 3.78%
	Lions Gate Entertainment Inc.: (b)
1,000,000	4.000%, 01/11/2017	3,061,250
5,000,000	1.250%, 04/15/2018	6,406,250
		9,467,500
	Total Consumer Discretionary (Cost $7,000,000)	10,554,380

	Health Care - 1.88%
	Biotechnology - 0.44%
	Cepheid
1,000,000	1.250%, 02/01/2021 (Aquired 07/30/2014 Cost $1,000,000) (c)(f)	1,103,125

	Health Care Equipment & Supplies - 1.44%
	Accuray, Inc.:
500,000	3.750%, 08/01/2016	524,375
1,500,000	3.500%, 02/01/2018	2,313,750
	Alere, Inc.
750,000	3.000%, 05/15/2016	783,750
		3,621,875
	Total Health Care (Cost $3,719,062)	4,725,000

	Industrials - 3.24%
	Air Freight & Logistics - 0.89%
	UTi Worldwide, Inc.
2,000,000	4.500%, 03/01/2019 (Aquired Various Dates, Cost $2,000,000)(c)(e)(f)	2,218,750

	Electrical Equipment - 0.29%
	General Cable Corp.
1,000,000	4.500%, 11/15/2029	725,625

	Machinery - 1.30%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	240,469
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	3,017,500
		3,257,969

	Trading Companies & Distributors - 0.76%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,913,450
	Total Industrials (Cost $5,867,671)	8,115,794

	Information Technology - 6.18%
	Internet Software & Services - 3.13%
	Cornerstone OnDemand, Inc.
3,000,000	1.500%, 07/01/2018	2,943,750
	Dealertrack Technologies Inc.
3,000,000	1.500%, 03/15/2017	3,905,625
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	1,002,500
		7,851,875
	Software - 3.05%
	BroadSoft, Inc.
2,500,000	1.500%, 07/01/2018	2,631,250
	Nuance Communications, Inc.
2,000,000	2.750%, 11/01/2031	2,003,750
	Rovi Corp.
3,000,000	2.625%, 02/15/2040	3,015,000
		7,650,000
	Total Information Technology (Cost $14,199,205)	15,501,875

	TOTAL CONVERTIBLE BONDS (Cost $30,785,938)	38,897,049

	CORPORATE BONDS - 66.36%
	Consumer Discretionary - 21.03%
	Distributors - 0.48%
	LKQ Corp.
1,250,000	4.750%, 05/15/2023	1,206,250

	Diversified Consumer Services - 1.53%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	2,848,125
	Service Corp International
1,000,000	4.500%, 11/15/2020	987,500
		3,835,625
	Hotels, Restaurants & Leisure - 1.63%
	Marina District Finance Co., Inc.
1,000,000	9.875%, 08/15/2018	1,051,250
	Pinnacle Entertainment, Inc.
125,000	7.500%, 04/15/2021	130,936
	Royal Caribbean Cruises Ltd. (e)
1,615,000	7.500%, 10/15/2027	1,824,950
	Speedway Motorsports, Inc.
500,000	6.750%, 02/01/2019	517,500
	Vail Resorts, Inc.
548,000	6.500%, 05/01/2019	568,208
		4,092,844

	Household Durables - 0.88%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,200,000

	Internet & Catalog Retail - 0.42%
	Netflix Inc.
1,000,000	5.750%, 03/01/2024 (Aquired 02/04/2014 Cost $1,000,000) (c)(f)	1,045,000

	Leisure Equipment & Products - 1.30%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,270,000

	Media - 7.20%
	DreamWorks Animation SKG, Inc.
100,000	6.875%, 08/15/2020 (Aquired 08/07/2013 Cost $100,000) (c)(f)	103,000
	Lamar Media Corp.:
250,000	5.875%, 02/01/2022	260,625
250,000	5.000%, 05/01/2023	248,750
250,000	5.375%, 01/15/2024	258,750
	Lions Gate Entertainment Corp. (b)(e)
7,000,000	5.250%, 08/01/2018	7,210,000
	Live Nation Entertainment Inc.:
1,000,000	7.000%, 09/01/2020 (Aquired 08/15/2012 Cost $1,000,000) (c)(f)	1,060,000
2,100,000	5.375%, 06/15/2022 (Aquired Various Dates, Cost $2,100,000) (c)(f)	2,110,500
	MDC Partners Inc.
250,000	6.750%, 04/01/2020 (Aquired 03/15/2013 Cost $250,000) (c)(e)(f)	258,437
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,444,000
	Sirius XM Radio, Inc.:
3,095,000	4.250%, 05/15/2020 (Aquired Various Dates, Cost $3,095,000) (c)(f)	3,056,313
1,000,000	5.875%, 10/01/2020 (Aquired Various Dates, Cost $1,000,000) (c)(f)	1,032,500
		18,042,875
	Specialty Retail - 3.38%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	990,000
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,606,250
	Rent-A-Center Inc.:
1,750,000	6.625%, 11/15/2020	1,688,750
2,000,000	4.750%, 05/01/2021	1,730,000
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,462,500
		8,477,500
	Textiles, Apparel & Luxury Goods - 4.21%
	Perry Ellis International, Inc.
4,500,000	7.875%, 04/01/2019	4,635,000
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,820,749
	Wolverine World Wide, Inc.
2,000,000	6.125%, 10/15/2020	2,110,000
		10,565,749
	Total Consumer Discretionary (Cost $50,662,527)	52,735,843

	Consumer Staples - 3.98%
	Beverages - 0.91%
	Cott Beverages, Inc.:
2,000,000	6.750%, 01/01/2020 (Aquired 12/04/2014 Cost $2,000,000) (c)(f)	2,005,000
300,000	5.375%, 07/01/2022 (Aquired 06/10/2014 Cost $300,000) (c)(f)	276,000
		2,281,000
	Food & Staples Retailing - 0.96%
	Spectrum Brands Holdings, Inc.
200,000	6.750%, 03/15/2020	209,500
	The Pantry, Inc.
2,000,000	8.375%, 08/01/2020	2,200,000
		2,409,500
	Food Products - 2.11%
	Darling Ingredients, Inc.
100,000	5.375%, 01/15/2022	98,875
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022	125,313
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,045,625
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,030,000
		5,299,813
	Total Consumer Staples (Cost $9,479,354)	9,990,313

	Energy - 6.14%
	Energy Equipment & Services - 0.41%
	Hornbeck Offshore Services, Inc.
600,000	5.875%, 04/01/2020	537,000
	Parker Drilling Co.:
210,000	7.500%, 08/01/2020	170,100
100,000	6.750%, 07/15/2022	76,000
	SESI LLC
250,000	7.125%, 12/15/2021	241,250
		1,024,350
	Oil, Gas & Consumable Fuels - 5.73%
	Approach Resources, Inc.
1,000,000	7.000%, 06/15/2021	745,000
	Concho Resources, Inc.
550,000	6.500%, 01/15/2022	577,500
	Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
2,000,000	6.000%, 12/15/2020	1,925,000
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,021,250
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020	3,930,000
	Newfield Exploration Co.
1,000,000	6.875%, 02/01/2020	1,020,000

	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.:
1,861,000	7.375%, 08/01/2021	1,958,703
500,000	5.500%, 06/01/2024	483,750
	United Refining Co.
2,609,000	10.500%, 02/28/2018	2,700,315
		14,361,518
	Total Energy (Cost $15,696,064)	15,385,868

	Financials - 0.70%
	Diversified Financial Services - 0.62%
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (Aquired 11/20/2014 Cost $1,500,000) (c)(f)	1,556,250

	Real Estate - 0.08%
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp.
200,000	5.250%, 02/15/2022 (Aquired 09/16/2014 Cost $200,000) (c)(f)	202,000
	Total Financials (Cost $1,699,000)	1,758,250

	Health Care - 7.22%
	Health Care Equipment & Services - 1.16%
	Mallinckrodt International Finance S.A.
3,000,000	3.500%, 04/15/2018	2,913,750

	Health Care Equipment & Supplies - 0.25%
	Teleflex, Inc.
600,000	6.875%, 06/01/2019	628,500

	Health Care Providers & Services - 3.96%
	Acadia Healthcare Co., Inc.
1,947,000	12.875%, 11/01/2018	2,200,110
	CHS / Community Health Systems, Inc.:
1,000,000	8.000%, 11/15/2019	1,070,000
2,200,000	7.125%, 07/15/2020	2,348,500
100,000	6.875%, 02/01/2022 (Aquired 01/15/2014 Cost $100,000) (c)	106,437
	ExamWorks Group, Inc.
3,825,000	9.000%, 07/15/2019	4,092,750
	Tenet Healthcare Corp.
100,000	6.000%, 10/01/2020	107,633
		9,925,430
	Pharmaceuticals - 1.85%
	Endo International PLC
800,000	7.000%, 07/15/2019 (Aquired Various Dates, Cost $800,000) (c)(f)	838,000
	Salix Pharmaceuticals, Ltd.
1,200,000	6.000%, 01/15/2021 (Aquired Various Dates, Cost $1,200,000) (c)(f)	1,227,000
	Valeant Pharmaceuticals International, Inc.:
450,000	6.750%, 08/15/2018 (Aquired Various Dates, Cost $450,000) (c)(e)(f)	479,822
2,000,000	6.375%, 10/15/2020 (Aquired 11/20/2014 Cost $2,000,000) (c)(f)	2,097,500
		4,642,322
	Total Health Care (Cost $17,280,842)	18,110,002

	Industrials - 16.25%
	Aerospace & Defense - 6.83%
	AAR Corp.
3,000,000	7.250%, 01/15/2022	3,255,000
	DigitalGlobe Inc.
3,250,000	5.250%, 02/01/2021	3,103,750
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (Aquired 11/21/2014 Cost $2,000,000) (c)(f)	2,025,000
	LMI Aerospace, Inc.
1,000,000	7.375%, 07/15/2019 (Aquired 06/12/2014 Cost $1,000,000) (c)(f)	980,000
	Moog, Inc.
250,000	5.250%, 12/01/2022 (Aquired 11/18/2014 Cost $250,000) (c)(f)	253,750
	Transdigm, Inc.
250,000	6.000%, 07/15/2022	250,625
	TransDigm, Inc.:
2,000,000	5.500%, 10/15/2020	1,965,000
1,000,000	7.500%, 07/15/2021	1,070,000
	Triumph Group Inc.:
4,000,000	4.875%, 04/01/2021	3,970,000
250,000	5.250%, 06/01/2022	250,625
		17,123,750
	Commercial Services & Supplies - 3.27%
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,478,200
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	101,000
	Covanta Holding Corp.:
1,000,000	7.250%, 12/01/2020	1,067,500
250,000	5.875%, 03/01/2024	255,625
	R.R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,300,000
		8,202,325
	Construction & Engineering - 1.72%
	MasTec, Inc.
500,000	4.875%, 03/15/2023	472,500
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,848,000
		4,320,500
	Professional Services - 1.52%
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,724,687
	IHS Inc.
100,000	5.000%, 11/01/2022 (Aquired 10/21/2014 Cost $100,000) (c)(f)	99,500
		3,824,187
	Road & Rail - 1.01%
	Quality Distribution LLC / QD Capital Corp.
2,419,000	9.875%, 11/01/2018	2,533,903

	Trading Companies & Distributors - 1.90%
	Fly Leasing Ltd.: (e)
2,000,000	6.750%, 12/15/2020	2,025,000
2,000,000	6.375%, 10/15/2021	1,975,000
	WESCO Distribution Inc.
750,000	5.375%, 12/15/2021	760,312
		4,760,312
	Total Industrials (Cost $39,751,579)	40,764,977

	Information Technology - 8.37%
	Cable & Satellite TV - 0.89%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,224,750

	Electronic Equipment, Instruments & Components - 0.80%
	Anixter Inc.:
500,000	5.625%, 05/01/2019	530,000
500,000	5.125%, 10/01/2021	502,500
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	982,500
		2,015,000
	Internet Software & Services - 2.06%
	Bankrate Inc.
4,250,000	6.125%, 08/15/2018 (Aquired Various Dates, Cost $4,250,000) (c)(f)	3,973,750
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,189,375
		5,163,125
	IT Services - 2.60%
	iGATE Corp.
1,500,000	4.750%, 04/15/2019	1,507,500
	NeuStar, Inc.
4,000,000	4.500%, 01/15/2023	3,510,000
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,501,250
		6,518,750
	Semiconductors & Semiconductor Equipment - 0.67%
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,688,754

	Software - 1.35%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (Aquired 08/15/2013 Cost $1,250,000) (c)(f)	1,310,937
	Activision Blizzard, Inc.
500,000	5.625%, 09/15/2021 (Aquired 09/12/2013 Cost $500,000) (c)(f)	526,250
	Audatex North America, Inc.
1,500,000	6.000%, 06/15/2021 (Aquired Various Dates, Cost $1,500,000) (c)(f)	1,552,500
		3,389,687
	Total Information Technology (Cost $21,121,961)	21,000,066

	Materials - 2.02%
	Construction Materials - 1.46%
	Headwaters, Inc.:
2,000,000	7.250%, 01/15/2019	2,090,000
1,500,000	7.625%, 04/01/2019	1,571,250
		3,661,250
	Metals & Mining - 0.56%
	Steel Dynamics, Inc.:
250,000	6.125%, 08/15/2019	263,750
500,000	7.625%, 03/15/2020	523,750
100,000	5.125%, 10/01/2021 (Aquired 09/04/2014 Cost $100,000) (c)(f)	101,875
500,000	5.250%, 04/15/2023	510,000
		1,399,375
	Total Materials (Cost $4,928,772)	5,060,625

	Telecommunication Services - 0.65%
	Diversified Telecommunications - 0.65%
	Consolidated Communications Finance Co.:
1,000,000	10.875%, 06/01/2020	1,133,750
500,000	6.500%, 10/01/2022 (Aquired 09/04/2014 Cost $500,000) (c)(f)	502,500
	Total Telecommunication Services (Cost $1,565,190)	1,636,250

	TOTAL CORPORATE BONDS (Cost $162,185,289)	166,442,194

	BANK LOANS - 1.72%
	Diversified Telecommunications - 0.18%
453,766	Consolidated Communications Finance Co. - Term Loan B	451,354

	Health Care Equipment & Services - 0.39%
992,500	Mallinckrodt International Finance S.A. - Term Load B (e)	975,876

	Internet Software & Services - 0.37%
954,022	Dealertrack Technologies Inc. - Term Loan B	937,722

	Pharmaceuticals - 0.78%
1,974,359	Salix Pharmaceuticals, Ltb. - Term Loan B	1,954,615

	TOTAL BANK LOANS (Cost $4,357,470)	4,319,567

	SHORT TERM INVESTMENT - 7.31%
	Investment Company - 7.31%
18,327,600	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (g)	18,327,600
	Total Investment Company	18,327,600

	TOTAL SHORT TERM INVESTMENT (Cost $18,327,600)	18,327,600

	Total Investments (Cost ($229,176,314) - 99.05%	248,425,352
	Other Assets in Excess of Liabilities - 0.95%	2,385,159
	TOTAL NET ASSETS - 100.00%	$250,810,511

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $16,677,500 (6.65% of net assets) at December 31, 2014.
(c)	Restricted security deemed liquid. The total value of restricted securities is $33,188,576 (13.23% of net assets) at December 31, 2014.
(d)	Fair Valued Security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2014.
(e)	Foreign Issued Security. The total value of these securities amounted to $22,440,530 (8.95% of net assets) at December 31, 2014.
(f)	144A Security. The total value of these securities is $30,915,999 (11.31% of net assets) at December 31, 2014.
(g)	7-day yeild.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$229,176,314
	Gross unrealized appreciation	22,535,239
	Gross unrealized depreciation	(3,286,201)
	Net unrealized appreciation	$19,249,038

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 90.25%
	Belgium - 1.29%
	Beverages - 1.29%
26,500	Anheuser-Busch InBev N.V.	$2,982,354
	Total Belgium (Cost $2,693,200)	2,982,354

	Brazil - 1.62%
	Beverages - 1.02%
380,000	Ambev SA - ADR	2,363,600

	Wireless Telecommunication Services - 0.60%
62,130	Tim Participacoes SA - ADR	1,379,907
	Total Brazil (Cost $3,650,307)	3,743,507

	Canada - 1.55%
	Road & Rail - 1.55%
37,000	Canadian National Railway Co.	2,549,670
5,300	Canadian Pacific Railway Ltd.	1,021,257
	Total Canada (Cost $3,015,386)	3,570,927

	Chile - 0.82%
	Beverages - 0.82%
101,607	Cia Cervecerias Unidas SA - ADR	1,884,810
	Total Chile (Cost $2,314,788)	1,884,810

	China - 1.78%
	Automobiles - 0.39%
160,000	Great Wall Motor Company Ltd. - Class H	905,036

	Gas Utilities - 0.21%
86,000	ENN Energy Holdings Ltd.	486,529

	Life Sciences Tools & Services - 0.53%
36,600	WuXi PharmaTech Cayman, Inc. - ADR (a)	1,232,322

	Pharmaceuticals - 0.65%
2,250,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,496,607
	Total China (Cost $2,302,338)	4,120,494

	France - 12.97%
	Beverages - 1.08%
22,500	Pernod-Ricard SA	2,500,604

	Chemicals - 1.37%
25,520	Air Liquide SA	3,157,845

	Electrical Equipment - 1.01%
32,000	Schneider Electric	2,330,542

	Energy Equipment & Services - 0.55%
21,500	Technip SA	1,280,705

	Food Products - 2.11%
33,100	Danonne S.A.	2,164,019
24,503	Naturex	1,482,476
12,073	Vilmorin & Cie S.A.	1,233,198
		4,879,693
	Hotels, Restaurants & Leisure - 0.97%
50,000	Accor SA	2,247,555

	Internet Software & Services - 1.08%
62,000	Criteo SA - ADR (a)	2,506,040

	Machinery - 0.50%
42,500	Vallourec S.A.	1,151,823

	Media - 1.05%
298,000	Havas SA	2,433,370

	Software - 1.09%
41,200	Dassault Systemes S.A.	2,512,399

	Textiles, Apparel & Luxury Goods - 2.16%
15,200	Kering	2,921,000
13,000	LVMH Moet Hennessy Louis Vuitton SA	2,059,228
		4,980,228
	Total France (Cost $32,275,365)	29,980,804

	Germany - 18.70%
	Chemicals - 3.08%
23,300	Linde A.G.	4,291,928
47,000	Symrise AG	2,831,528
		7,123,456
	Electronic Equipment, Instruments & Components - 0.78%
143,711	Jenoptik AG	1,793,554

	Food Products - 0.24%
1,700	KWS Saat AG	555,178

	Health Care Equipment & Supplies - 0.11%
10,000	Carl Zeiss Meditec AG	254,113

	Health Care Providers & Services - 2.21%
98,400	Fresenius SE & Co. KGaA	5,116,227

	Household Products - 1.46%
34,900	Henkel AG & Co. KGaA	3,380,720

	Industrial Conglomerates - 1.44%
29,700	Siemens A.G. - ADR	3,332,463

	Insurance - 1.57%
18,200	Muenchener Rueckversicherungs-Gesellschaft AG.	3,624,313

	IT Services - 1.23%
65,000	Wirecard AG	2,834,274

	Machinery - 2.14%
69,900	KUKA AG	4,944,195

	Pharmaceuticals - 2.10%
26,600	Bayer AG	3,625,814
9,000	Bayer AG - ADR	1,231,560
		4,857,374
	Software - 1.76%
58,300	SAP AG - ADR	4,060,595

	Textiles, Apparel & Luxury Goods - 0.58%
19,200	Adidas AG	1,333,358
	Total Germany (Cost $37,082,032)	43,209,820

	Hong Kong - 4.80%
	Gas Utilities - 0.47%
420,000	China Resources Gas Group Ltd.	1,085,435

	Industrial Conglomerates - 3.12%
330,000	Beijing Enterprise Holdings Ltd.	2,580,834
44,184	Jardine Matheson Holding Ltd.	2,684,813
56,695	Jardine Strategic Holdings Ltd.	1,928,043
		7,193,690
	Oil, Gas & Consumable Fuels - 0.25%
615,000	Kunlun Energy Company Ltd.	580,402

	Pharmaceuticals - 0.38%
980,000	Sino Biopharmaceutical Ltd.	883,084

	Specialty Retail - 0.58%
530,750	L'occitane International	1,337,256
	Total Hong Kong (Cost $9,640,194)	11,079,867

	India - 2.35%
	Commercial Banks - 0.60%
121,020	ICICI Bank Ltd. - ADR	1,397,781

	Pharmaceuticals - 1.75%
80,000	Dr. Reddy's Laboratories Ltd. - ADR	4,036,000
	Total India (Cost $4,099,787)	5,433,781

	Ireland - 2.12%
	Pharmaceuticals - 2.12%
19,000	Actavis plc(a)	4,890,790
	Total Ireland (Cost $3,425,725)	4,890,790

	Israel - 1.16%
	Pharmaceuticals - 1.16%
46,600	Teva Pharmaceutical Industries Ltd. - ADR	2,679,966
	Total Israel (Cost $2,251,372)	2,679,966

	Italy - 0.70%
	Beverages - 0.70%
260,000	Davide Campari-Milano SpA	1,622,902
	Total Italy (Cost $2,068,277)	1,622,902

	Japan - 4.68%
	Beverages - 0.43%
32,000	Asahi Group Holdings Ltd.	989,995

	Electronic Equipment, Instruments & Components - 2.63%
25,000	Murata Manufacturing Co., Ltd.	2,728,025
75,000	Omron Corp.	3,355,162
		6,083,187
	Machinery - 1.33%
14,000	FANUC CORP.	2,308,325
35,000	Komatsu LTD.	773,778
		3,082,103
	Wireless Telecommunication Services - 0.29%
11,200	SoftBank Corp.	666,661
	Total Japan (Cost $10,345,425)	10,821,946

	Netherlands - 4.31%
	Food Products - 1.09%
64,700	Unilever N.V. NY Shares - ADR	2,525,888

	IT Services - 1.81%
152,499	InterXion Holding NV(a)	4,169,323

	Semiconductors & Semiconductor Equipment - 1.41%
30,241	ASML Holding NV NY Shares - ADR	3,260,887
	Total Netherlands (Cost $8,101,597)	9,956,098

	Norway - 2.12%
	Commercial Services & Supplies - 0.52%
157,000	Tomra Systems ASA	1,203,116

	Diversified Telecommunication Services - 0.92%
105,000	Telenor ASA	2,124,005

	Internet Software & Services - 0.68%
124,681	Opera Software ASA	1,576,350
	Total Norway (Cost $5,090,377)	4,903,471

	Republic of Korea - 0.42%
	Semiconductors & Semiconductor Equipment - 0.42%
800	Samsung Electronic Co., Ltd.	961,795
	Total Republic of Korea (Cost $894,090)	961,795

	Singapore - 2.12%
	Semiconductors & Semiconductor Equipment - 2.12%
48,770	Avago Technologies Ltd.	4,905,774
	Total Singapore (Cost $1,750,829)	4,905,774

	Spain - 0.83%
	Specialty Retail - 0.83%
67,500	Inditex SA	1,925,469
	Total Spain (Cost $1,360,312)	1,925,469

	Sweden - 1.10%
	Communications Equipment - 1.10%
210,000	Telefonaktirbolaget LM Ericsson - ADR	2,541,000
	Total Sweden (Cost $2,417,869)	2,541,000

	Switzerland - 9.09%
	Capital Markets - 2.16%
141,900	GAM Holding AG	2,551,076
53,337	Julius Baer Group Ltd.	2,435,261
		4,986,337
	Chemicals - 0.96%
34,500	Syngenta AG - ADR	2,216,280

	Construction Materials - 0.53%
17,000	Holcim Ltd.	1,215,231

	Insurance - 1.59%
44,000	Swiss Re AG	3,685,956

	Pharmaceuticals - 1.07%
4,000	Roche Holding AG	1,083,769
41,000	Roche Holding AG - ADR	1,393,590
		2,477,359
	Specialty Retail - 1.75%
27,000	Dufry AG(a)	4,035,530

	Textiles, Apparel & Luxury Goods - 1.03%
27,000	Cie Financiere Richemont SA	2,393,783
	Total Switzerland (Cost $19,770,114)	21,010,476

	Taiwan, Province of China - 1.56%
	Semiconductors & Semiconductor Equipment - 1.56%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,609,469
	Total Taiwan, Province of China (Cost $2,178,768)	3,609,469

	United Kingdom - 14.16%
	Beverages - 2.42%
29,800	Diageo PLC - ADR	3,399,882
42,000	SABMiller PLC.	2,189,513
		5,589,395
	Capital Markets - 2.32%
371,250	Aberdeen Asset Management PLC	2,480,680
36,500	Schroders PLC	1,517,026
42,164	Schroders PLC - Non Voting	1,356,809
		5,354,515
	Health Care Equipment & Supplies - 1.37%
86,000	Smith & Nephew PLC. - ADR	3,159,640

	Hotels, Restaurants & Leisure - 2.34%
87,692	InterContinental Hotels Group PLC	3,528,413
205,085	Millennium & Copthorne Hotels PLC	1,884,314
		5,412,727
	Insurance - 1.23%
30,000	Aon PLC	2,844,900

	Internet Software & Services - 0.93%
172,600	Telecity Group PLC	2,155,742

	Media - 2.56%
122,600	Liberty Global plc - Serices C(a)	5,922,806

	Textiles, Apparel & Luxury Goods - 0.99%
90,000	Burberry Group PLC	2,283,460
	Total United Kingdom (Cost $27,766,458)	32,723,185

	TOTAL COMMON STOCKS (Cost $184,494,610)	208,558,705

	EXCHANGE TRADED FUND - 0.48%
20,000	WisdomTree Europe Hedged Equity	1,112,400

	TOTAL EXCHANGE TRADED FUND (Cost $1,111,800)	1,112,400

	RIGHTS - 0.10%
13,000	LVMH Moet Hennessy (a)	226,208

	TOTAL RIGHTS (Cost $161,030)	226,208

	SHORT TERM INVESTMENT - 6.36%
	Investment Company - 6.36%
14,698,086	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	14,698,086
	Total Investment Company	14,698,086

	TOTAL SHORT TERM INVESTMENT (Cost $14,698,086)	14,698,086

	Total Investments (Cost ($200,465,526) - 97.19%	224,595,399
	Other Assets in Excess of Liabilities - 2.81%	6,492,872
	TOTAL NET ASSETS - 100.00%	$231,088,271

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	7-day yeild

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$200,465,526
	Gross unrealized appreciation	38,822,407
	Gross unrealized depreciation	(14,692,534)
	Net unrealized appreciation	$24,129,873

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of December 31, 2014, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Automobiles	905,036	0.39%
Beverages	17,933,660	7.76%
Capital Markets	10,340,853	4.47%
Chemicals	12,497,581	5.41%
Commercial Banks	1,397,781	0.60%
Commercial Services & Supplies	1,203,116	0.52%
Communications Equipment	2,541,000	1.10%
Construction Materials	1,215,231	0.53%
Diversified Telecommunication Services	2,124,005	0.92%
Electrical Equipment	2,330,542	1.01%
Electronic Equipment, Instruments & Components	7,876,741	3.41%
Energy Equipment & Services	1,280,705	0.55%
Food Products	7,960,759	3.45%
Gas Utilities	1,571,964	0.68%
Health Care Equipment & Supplies	3,413,753	1.48%
Health Care Providers & Services	5,116,226	2.21%
Hotels, Restaurants & Leisure	7,660,282	3.31%
Household Products	3,380,720	1.46%
Industrial Conglomerates	10,526,153	4.56%
Insurance	10,155,168	4.39%
Internet Software & Services	6,238,132	2.70%
IT Services	7,003,597	3.03%
Life Sciences Tools & Services	1,232,322	0.53%

Machinery	9,178,121	3.97%
Media	8,356,176	3.62%
Oil, Gas & Consumable Fuels	580,403	0.25%
Pharmaceuticals	21,321,180	9.23%
Road & Rail	3,570,927	1.55%
Semiconductors & Semiconductor Equipment	12,737,926	5.51%
Software	6,572,994	2.84%
Specialty Retail	7,298,255	3.16%
Textiles, Apparel & Luxury Goods	10,990,828	4.76%
Wireless Telecommunication Services	2,046,568	0.89%
Total Common Stocks	208,558,705	90.25%

Exchange Traded Funds
Investment Company	1,112,400	0.48%
Total Exchange Traded Funds	1,112,400	0.48%

Rights
Textiles, Apparel & Luxury Goods	226,208	0.10%
Total Rights	226,208	0.10%

Short Term Investments
Investment Company	14,698,086	6.36%
Total Short Term Investments	14,698,086	6.36%

Total Investments	224,595,399	97.19%
Other Assets in Excess of Liabilities	6,492,872	2.81%
TOTAL NET ASSETS	$231,088,271	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 91.81%
	Consumer Discretionary - 18.05%
	Hotels, Restaurants & Leisure - 2.38%
11,450	Marriott International, Inc. - Class A	$893,444

	Internet & Catalog Retail - 3.62%
2,000	Amazon.com, Inc. (a)	620,700
650	The Priceline Group Inc. (a)	741,136
		1,361,836
	Media - 2.26%
5,100	Charter Communications, Inc. - Class A (a)	849,762

	Specialty Retail - 3.68%
6,930	Restoration Hardware Holdings Inc. (a)	665,349
10,500	TJX Companies, Inc.	720,090
		1,385,439
	Textiles, Apparel & Luxury Goods - 6.11%
16,700	Coach, Inc.	627,252
15,250	lululemon athletica, Inc. (a)	850,797
8,550	NIKE, Inc. - Class B	822,083
		2,300,132
	Total Consumer Discretionary (Cost $5,176,346)	6,790,613

	Consumer Staples - 7.10%
	Food & Staples Retailing - 7.10%
6,600	Costco Wholesale Corp.	935,550
8,000	CVS Health Corp.	770,480
19,100	Whole Foods Market, Inc.	963,022
	Total Consumer Staples (Cost $1,856,739)	2,669,052

	Energy - 2.77%
	Energy Equipment & Services - 2.77%
5,100	National Oilwell Varco Inc.	334,203
8,279	Schlumberger Ltd. (b)	707,109
	Total Energy (Cost $675,352)	1,041,312

	Financials - 10.90%
	Capital Markets - 2.60%
11,400	T. Rowe Price Group Inc.	978,804

	Diversified Financial Services - 8.30%
7,475	American Express Co.	695,474
8,600	CME Group Inc.	762,390
3,575	Intercontinental Exchange Group, Inc.	783,962
9,900	McGraw Hill Financial, Inc.	880,902
		3,122,728
	Total Financials (Cost $3,017,248)	4,101,532

	Health Care - 14.90%
	Biotechnology - 5.13%
1,750	Biogen Idec Inc. (a)	594,038
10,100	BioMarin Pharmaceutical Inc. (a)	913,040
7,800	Cepheid, Inc. (a)	422,292
		1,929,370
	Health Care Technology - 3.81%
4,500	athenahealth Inc. (a)	655,650
12,000	Cerner Corp. (a)	775,920
		1,431,570
	Pharmaceuticals - 5.96%
24,725	Hospira, Inc. (a)	1,514,406
4,350	Perrigo Co. PLC (b)	727,146
		2,241,552
	Total Health Care (Cost $4,031,703)	5,602,492

	Industrials - 10.19%
	Aerospace & Defense - 5.14%
8,750	The Boeing Co.	1,137,325
3,300	Precision Castparts Corp.	794,904
		1,932,229
	Air Freight & Logistics - 1.80%
3,900	FedEx Corp.	677,274

	Commercial Services & Supplies - 1.25%
3,600	Stericycle, Inc. (a)	471,888

	Road & Rail - 2.00%
6,300	Union Pacific Corp.	750,519
	Total Industrials (Cost $2,117,636)	3,831,910

	Information Technology - 23.38%
	Communications Equipment - 4.54%
25,900	Juniper Networks, Inc.	578,088
15,200	QUALCOMM, Inc.	1,129,816
		1,707,904
	Internet Software & Services - 10.61%
18,600	eBay Inc. (a)	1,043,832
4,083	Equinix, Inc.	925,738
7,000	Facebook Inc. - Class A (a)	546,140
1,645	Google Inc. - Class A (a)	872,936
1,145	Google Inc. - Class C (a)	602,728
		3,991,374

	IT Services - 2.23%
3,200	Visa Inc. - Class A	839,040

	Semiconductors & Semiconductor Equipment - 2.04%
20,800	Altera Corp.	768,352

	Software - 1.61%
13,440	Oracle Corp.	604,397

	Technology Hardware, Storage & Peripherals - 2.35%
7,995	Apple Inc.	882,488
	Total Information Technology (Cost $5,551,377)	8,793,555

	Materials - 4.52%
	Chemicals - 4.52%
6,000	Monsanto Co.	716,820
7,600	Praxair, Inc.	984,656
	Total Materials (Cost $1,188,699)	1,701,476

	TOTAL COMMON STOCKS (Cost $23,615,100)	34,531,942

	SHORT TERM INVESTMENT - 8.22%
	Investment Company - 8.22%
3,092,538	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	3,092,538
	Total Investment Company	3,092,538

	TOTAL SHORT TERM INVESTMENT (Cost $3,092,538)	3,092,538

	Total Investments (Cost ($26,707,638) - 100.03%	37,624,480
	Liabilities in Excess of Other Assets - (0.03)%	(11,153)
	TOTAL NET ASSETS - 100.00%	$37,613,327

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $1,434,255 (3.81% of net assets) at December 31, 2014.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$26,707,638
	Gross unrealized appreciation	11,174,293
	Gross unrealized depreciation	(257,451)
	Net unrealized appreciation	$10,916,842

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.58%
	Consumer Discretionary - 29.02%
	Auto Components - 4.05%
99,575	Autoliv, Inc.	$10,566,899
218,175	BorgWarner, Inc.	11,988,716
		22,555,615
	Distributors - 2.01%
398,375	LKQ Corp. (a)	11,202,305

	Hotels, Restaurants & Leisure - 3.77%
178,675	Dunkin' Brands Group Inc.	7,620,489
235,700	Life Time Fitness, Inc. (a)	13,345,334
		20,965,823
	Household Durables - 2.50%
130,450	Harman International Industries, Inc.	13,920,319

	Internet & Catalog Retail - 1.83%
119,475	Expedia, Inc.	10,198,386

	Leisure Equipment & Products - 1.77%
65,325	Polaris Industries Inc.	9,879,753

	Media - 4.56%
156,100	AMC Networks, Inc. (a)	9,954,497
482,575	Lions Gate Entertainment Corp. (b)	15,452,051
		25,406,548
	Specialty Retail - 6.16%
107,675	Restoration Hardware Holdings Inc. (a)	10,337,877
125,050	Tractor Supply Co.	9,856,441
186,025	Williams-Sonoma, Inc.	14,078,372
		34,272,690
	Textiles, Apparel & Luxury Goods - 2.37%
194,575	Under Armour, Inc. - Class A (a)	13,211,643
	Total Consumer Discretionary (Cost $102,546,174)	161,613,082

	Consumer Staples - 5.36%
	Beverages - 2.80%
53,775	The Boston Beer Co, Inc. - Class A (a)	15,570,013

	Food Products - 2.56%
408,200	WhiteWave Foods Co. (a)	14,282,918
	Total Consumer Staples (Cost $20,435,764)	29,852,931

	Energy - 2.19%
	Energy Equipment & Services - 2.19%

88,925	CARBO Ceramics, Inc.	3,561,446
417,050	Forum Energy Technologies Inc. (a)	8,645,447
	Total Energy (Cost $15,746,734)	12,206,893

	Financials - 14.01%
	Capital Markets - 5.37%
66,625	Affiliated Managers Group, Inc. (a)	14,140,490
255,625	Financial Engines Inc.	9,343,094
95,750	Northern Trust Corp.	6,453,550
		29,937,134
	Diversified Financial Services - 8.64%
195,875	CME Group Inc.	17,364,319
112,725	MarketAxess Holdings, Inc.	8,083,510
132,650	Moody's Corp.	12,709,196
209,700	MSCI, Inc.	9,948,168
		48,105,193
	Total Financials (Cost $48,805,042)	78,042,327

	Health Care - 11.62%
	Health Care Equipment & Supplies - 1.87%
186,550	Align Technology, Inc. (a)	10,430,010

	Health Care Technology - 1.38%
118,475	Cerner Corp. (a)	7,660,594

	Life Sciences Tools & Services - 3.19%
76,725	Bio-Techne Corp.	7,089,390
57,825	Illumina, Inc. (a)	10,673,338
		17,762,728
	Pharmaceuticals - 5.18%
267,150	Hospira, Inc. (a)	16,362,938
74,775	Perrigo Co. PLC (b)	12,499,389
		28,862,327
	Total Health Care (Cost $42,628,243)	64,715,659

	Industrials - 19.67%
	Building Products - 1.79%
220,400	Fortune Brands Home & Security Inc.	9,977,508

	Construction & Engineering - 1.72%
337,800	Quanta Services, Inc. (a)	9,590,142

	Electrical Equipment - 2.97%
117,957	Acuity Brands, Inc.	16,522,237

	Machinery - 2.21%
151,425	Chart Industries, Inc. (a)	5,178,735
105,700	Proto Labs, Inc. (a)	7,098,812
		12,277,547

	Professional Services - 4.57%
173,450	The Advisory Board Co. (a)	8,495,581
68,050	Towers Watson & Co. - Class A	7,701,218
144,475	Verisk Analytics, Inc - Class A (a)	9,253,624
		25,450,423
	Road & Rail - 4.49%
148,325	Genesee & Wyoming Inc. - Class A (a)	13,337,384
95,475	Kansas City Southern	11,650,814
		24,988,198
	Trading Companies & Distributors - 1.92%
131,800	MSC Industrial Direct Co., Inc. - Class A	10,708,750
	Total Industrials (Cost $94,207,349)	109,514,805

	Information Technology - 14.06%
	Electronic Equipment, Instruments & Components - 1.30%
233,475	National Instruments Corp.	7,258,738

	Internet Software & Services - 4.44%
187,550	Akamai Technologies, Inc. (a)	11,808,148
56,830	Equinix, Inc.	12,885,066
		24,693,214
	Software - 7.15%
74,725	ANSYS, Inc. (a)	6,127,450
253,775	Fortinet Inc. (a)	7,780,741
320,175	RealPage, Inc. (a)	7,031,043
121,600	Red Hat, Inc. (a)	8,407,424
204,500	Solera Holdings Inc.	10,466,310
		39,812,968
	Technology Hardware, Storage & Peripherals - 1.17%
78,325	Stratasys Ltd. (a)(b)	6,509,591
	Total Information Technology (Cost $50,653,092)	78,274,511

	Materials - 1.65%
	Chemicals - 1.65%
161,025	FMC Corp.	9,183,256
	Total Materials (Cost $4,498,125)	9,183,256

	TOTAL COMMON STOCKS (Cost $379,520,523)	543,403,464

	SHORT TERM INVESTMENT - 1.20%
	Investment Company - 1.20%
6,696,101	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	6,696,101
	Total Investment Company	6,696,101

	TOTAL SHORT TERM INVESTMENT (Cost $6,696,101)	6,696,101

	Total Investments (Cost ($386,216,624) - 98.78%	550,099,565
	Other Assets in Excess of Liabilities - 1.22%	6,811,444
	TOTAL NET ASSETS - 100.00%	$556,911,009

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $34,461,031 (6.19% of net assets) at December 31, 2014.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$386,216,624
	Gross unrealized appreciation	180,126,851
	Gross unrealized depreciation	(16,243,910)
	Net unrealized appreciation	$163,882,941

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 98.03%
	Consumer Discretionary - 21.09%
	Auto Components - 1.71%
1,494,589	Gentex Corp.	$53,999,501

	Hotels, Restaurants & Leisure - 2.81%
1,564,695	Life Time Fitness, Inc. (a)	88,593,031

	Internet Software & Services - 1.21%
2,146,595	Pandora Media Inc. (a)	38,273,789

	Media - 1.62%
3,860,675	The New York Times Co. - Class A	51,038,123

	Specialty Retail - 7.80%
855,975	Hibbett Sports Inc. (a)	41,454,869
1,130,015	Lumber Liquidators Holdgings, Inc. (a)	74,931,295
680,250	Restoration Hardware Holdings Inc. (a)	65,310,802
1,329,605	Vitamin Shoppe, Inc. (a)(d)	64,592,211
		246,289,177
	Textiles, Apparel & Luxury Goods - 5.94%
726,075	Deckers Outdoor Corp. (a)	66,101,868
1,083,762	Oxford Industries, Inc. (c)(d)	59,834,500
2,588,075	Tumi Holdings Inc. (a)	61,415,020
		187,351,388
	Total Consumer Discretionary (Cost $474,635,069)	665,545,009

	Consumer Staples - 2.96%
	Beverages - 2.61%
284,319	The Boston Beer Co, Inc. - Class A (a)	82,321,723

	Food & Staples Retailing - 0.35%
142,450	United Natural Foods, Inc. (a)	11,014,946
	Total Consumer Staples (Cost $66,746,799)	93,336,669

	Energy - 0.89%
	Energy Equipment & Services - 0.89%
704,175	CARBO Ceramics, Inc.	28,202,209
	Total Energy (Cost $57,608,935)	28,202,209

	Financials - 12.05%
	Capital Markets - 6.82%
1,942,450	Financial Engines Inc.	70,996,547
1,528,650	Stifel Financial Corp. (a)	77,991,723
4,237,275	WisdomTree Investments, Inc.	66,419,286
		215,407,556
	Diversified Financial Services - 3.55%
1,560,611	MarketAxess Holdings, Inc. (c)	111,911,415

	Real Estate Management & Development - 1.68%
1,043,466	FirstService Corp. (b)(c)	53,070,681
	Total Financials (Cost $166,835,909)	380,389,652

	Health Care - 15.68%
	Biotechnology - 0.46%
420,600	KYTHERA Biopharmaceuticals, Inc. (a)	14,586,408

	Health Care Equipment & Supplies - 5.51%
2,095,600	Accuray Inc. (a)	15,821,780
2,045,892	Align Technology, Inc. (a)	114,385,822
949,275	Insulet Corp. (a)	43,723,606
		173,931,208
	Health Care Technology - 4.22%
429,775	athenahealth Inc. (a)	62,618,218
1,480,575	Medidata Solutions, Inc. (a)	70,697,456
		133,315,674
	Life Sciences Tools & Services - 3.64%
601,175	Bio-Techne Corp.	55,548,570
1,165,585	ICON PLC. (a)(b)	59,433,179
		114,981,749
	Pharmaceuticals - 1.85%
1,171,825	Akorn, Inc. (a)	42,420,065
499,825	Impax Laboratories, Inc. (a)	15,834,456
		58,254,521
	Total Health Care (Cost $244,051,812)	495,069,560

	Industrials - 17.74%
	Aerospace & Defense - 3.42%
2,602,685	Hexcel Corp. (a)	107,985,401

	Commercial Services & Supplies - 1.21%
1,238,722	Healthcare Servics Group, Inc.	38,313,671

	Machinery - 3.61%
1,071,510	Chart Industries, Inc. (a)	36,645,642
1,148,860	Proto Labs, Inc. (a)	77,157,438
		113,803,080
	Professional Services - 8.72%
1,410,990	The Corporate Executive Board Co. (c)	102,339,104
494,130	Costar Group, Inc. (a)	90,737,092
1,271,175	WageWorks, Inc. (a)	82,079,770
		275,155,966

	Road & Rail - 0.78%
274,160	Genesee & Wyoming Inc. - Class A (a)	24,652,467
	Total Industrials (Cost $318,311,136)	559,910,585

	Information Technology - 27.62%
	Communications Equipment - 3.96%
3,280,928	ADTRAN, Inc. (d)	71,524,230
2,946,350	Aruba Networks Inc. (a)	53,564,643
		125,088,873
	Electronic Equipment, Instruments & Components - 0.39%
397,585	National Instruments Corp.	12,360,918

	Internet Software & Services - 10.52%
2,161,950	Cornerstone OnDemand, Inc. (a)	76,100,640
2,195,350	DealerTrack Holdings Inc. (a)	97,275,958
711,690	Envestnet, Inc. (a)	34,972,447
3,314,450	Internap Network Services Corp. (a)(c)(d)	26,383,022
1,974,350	LogMeIn, Inc. (a)(d)	97,414,429
		332,146,496
	IT Services - 2.34%
2,701,656	InterXion Holding NV (a)(b)(c)	73,863,275

	Semiconductors & Semiconductor Equipment - 1.23%
1,407,208	Semtech Corp. (a)	38,796,725

	Software - 6.50%
3,145,453	ACI Worldwide, Inc. (a)	63,443,787
1,158,475	BroadSoft Inc. (a)	33,618,944
2,017,400	RealPage, Inc. (a)	44,302,104
433,175	The Ultimate Software Group, Inc. (a)	63,596,588
		204,961,423
	Technology Hardware, Storage & Peripherals - 2.68%
1,017,510	Stratasys Ltd. (a)(b)	84,565,256
	Total Information Technology (Cost $611,802,427)	871,782,966

	TOTAL COMMON STOCKS (Cost $1,939,992,087)	3,094,236,650

	SHORT TERM INVESTMENT - 0.86%
	Investment Company - 0.86%
26,997,712	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (e)	26,997,712
	Total Investment Company	26,997,712

	TOTAL SHORT TERM INVESTMENT (Cost $26,997,712)	26,997,712

	Total Investments (Cost ($1,966,989,799) - 98.89%	3,121,234,362
	Other Assets in Excess of Liabilities - 1.11%	34,916,699
	TOTAL NET ASSETS - 100.00%	$3,156,151,061

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $270,932,391 (8.58% of net assets) at December 31, 2014.
(c)	Portion of this seecurity deemed illiquid. The total value of this portion amounted to $117,093,204 (3.71% of net assets) at December 31, 2014.
(d)
Affliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $319,748,392 (10.13% of net assets) at December 31, 2014.

(e)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Cost of investments	$1,966,989,799
	Gross unrealized appreciation	1,258,442,693
	Gross unrealized depreciation	(104,198,130)
	Net unrealized appreciation	$1,154,244,563

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Emerging Opportunities Fund and the Buffalo Small Cap Fund as of December 31, 2014 amounted to $2,722,636 and $319,748,392, respectively, representing 1.01% and 10.13% of net assets, respectively. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at December 31, 2014 or was an affiliate during the period ended December 31, 2014 is as follows:

Buffalo Emerging Opportunities Fund

	voxeljet AG	Total

March 31, 2014
Balance
Shares	-	-
Cost	$-	$-

Gross Additions
Shares	194,000	-
Cost	$2,910,000	$2,910,000

Gross Deductions
Shares	14,700	-
Cost	$220,500	$220,500

December 31, 2014
Balance
Shares	335,300	-
Cost	$5,029,500	$5,029,500

Realized gain (loss)	$(73,631)	$(73,631)

Investment income	$-	$-

Buffalo Small Cap Fund

		DealerTrack	Internap Network		Oxford		Vitamin
	ADTRAN, Inc.	Holdings Inc. (1)	Services Corp.	LogMeIn, Inc.	Industries, Inc.	Proto Labs, Inc.	Shoppe, Inc.	Total

March 31, 2014
Balance
Shares	4,759,333	2,490,350	3,398,450	2,028,450	1,063,637	1,380,900	1,434,400	-
Cost	$98,692,325	$40,110,168	$47,327,405	$59,092,612	$29,899,197	$92,154,514	$68,832,621	$436,108,842

Gross Additions
Shares	-	-	-	-	59,125	-	-	-
Cost	$-	$-	$-	$-	$3,719,485	$-	$-	$3,719,485

Gross Deductions
Shares	1,478,405	-	84,000	54,100	39,000	89,850	104,795	$1,850,150
Cost	$36,605,509	$-	$1,407,957	$1,893,810	$2,708,913	$6,661,117	$5,555,082	$54,832,388

December 31, 2014
Balance
Shares	3,280,928	-	3,314,450	1,974,350	1,083,762	-	1,329,605	-
Cost	$62,086,816	$-	$45,919,448	$57,198,802	$30,909,769	$-	$63,277,539	$259,392,374

Realized gain (loss)	$(3,729,291)	$-	$(850,143)	$532,223	$(338,081)	$(328,231)	$(733,001)	$(5,446,524)

Investment income	$1,094,807	$-	$-	$-	$674,318	$-	$-	$1,769,125

* As a result of the Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.
(1) Security no longer an affiliate due to an increase in the outstanding shares of issuing company

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer's outstanding securities).

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of December 31, 2014, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at December 31, 2014

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of  observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may  include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various evels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2014. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	656,502,945	-	-	656,502,945
Short Term Investment	32,311,735	-	-	32,311,735
Total*	688,814,680	-	-	688,814,680

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	34,073,873	-	-	34,073,873
Short Term Investments	4,615,560	-	-	4,615,560
Total*	38,689,433	-	-	38,689,433

Buffalo Emerging Opportunies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	265,660,023	-	-	265,660,023
Short Term Investment	2,216,383	-	-	2,216,383
Total*	267,876,406	-	-	267,876,406

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	903,169,655	-	-	903,169,655
REITS	21,265,550	-	-	21,265,550
Convertible Bonds	-	88,524,687	-	88,524,687
Corporate Bonds	-	231,260,567	-	231,260,567
U.S. Government Note/Bond	-	24,939,450	-	24,939,450
Bank Loans	-	14,994,656	-	14,994,656
Short Term Investments	203,035,351	-	-	203,035,351
Total*	1,127,470,556	359,719,360	-	1,487,189,916
Written Options	-	(1,695)	-	(1,695)

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	528,383,302	-	-	528,383,302
Short Term Investment	14,155,789	-	-	14,155,789
Total*	542,539,091	-	-	542,539,091

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	14,558,317	-	-	14,558,317
Convertible Preferred Stocks	-	3,400,625	-	3,400,625
Preferred Stocks	-	2,480,000	-	2,480,000
Convertible Bonds	-	38,897,049	-	38,897,049
Corporate Bonds	-	166,442,194	-	166,442,194
Bank Loan	-	4,319,567	-	4,319,567
Short Term Investment	18,327,600	-	-	18,327,600
Total*	32,885,917	215,539,435	-	248,425,352

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	73,068,051	135,490,654	-	208,558,705
Exchange Traded Fund	1,112,400	-	-	1,112,400
Rights	-	-	226,208	226,208
Short Term Investment	14,698,086	-	-	14,698,086
Total*	88,878,537	135,490,654	226,208	224,595,399

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	34,531,942	-	-	34,531,942
Short Term Investment	3,092,538	-	-	3,092,538
Total*	37,624,480	-	-	37,624,480

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	543,403,464	-	-	543,403,464
Short Term Investment	6,696,101	-	-	6,696,101
Total*	550,099,565	-	-	550,099,565

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	3,094,236,650	-	-	3,094,236,650
Short Term Investment	26,997,712	-	-	26,997,712
Total*	3,121,234,362	-	-	3,121,234,362

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2014:
			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			Level 3
Fair Value as of 3/31/2014**				$-
Fair Value as of 12/31/2014**				$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date				$-

** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2013. There was no change in value in the investment(s) during the period ended December 31, 2014.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2014:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Level 3
Fair Value as of 3/31/2014	$-
Total unrealized gain included in earnings	9,490
Purchases	216,718
Fair Value as of 12/31/2014	$226,208

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$9,490

The following is a summary of quantitative information about significant unobservable valuation inputs for the Buffalo International Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2014:

	Investments	Fair Value as of December 31, 2014	Valuation Technique	Observable Inputs
Buffalo International Fund
	LVMH Moet Hennessy - Rights	$226,208	Discounted Cash Flow	Comparables

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The Buffalo International Fund had transfers from Level 1 into Level 2. The market value of the security was $146,559,973. The transfer into Level 1 was due the securities being priced using the fair valuation price provided by the pricing service on December 31, 2014. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Dividend Focus Fund and the Buffalo Flexible Income Fund are the only Funds that have maintained any positions in derivative instruments or engaged in hedging activities during the period ended December 31, 2014.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended December 31, 2014 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	10,086	447,629
Options written	19,742	816,229
Options terminated in closing transaction	(10)	(7,075)
Options exercised	(15,799)	(672,452)
Options expired	(13,975)	(581,882)
Outstanding, December 31, 2014	44	2,449

The following is a summary of the fair value of derivative investments as of December 31, 2014:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,695

The following is a summary of the effect of derivative investments for the period ended December 31, 2014:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$581,882

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$142,791

The following tables present derivative assets and liabilities net of amounts available for offset under MNA and net of related collateral received or pledged, if any, as of December 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to Master Netting Agreements (MNA)
Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$ 1,695	$ -	$ 1,695	$ 1,695	$ -	$ -
	$ 1,695	$ -	$ 1,695	$ 1,695	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By            /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date          2/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By            /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date           2/19/15